Business segment information (Tables)	12 Months Ended
Dec. 31, 2022
Business segment information
Schedule of certain information regarding the bank's operations by segment
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2022
	Commercial	Treasury	Total
Interest income	289,785	42,836	332,621
Interest expense	(463)	(184,147)	(184,610)
Inter-segment net interest income	(155,968)	155,968	—
Net interest income	133,354	14,657	148,011
Other income (expense), net	20,809	(2,148)	18,661
Total income	154,163	12,509	166,672

Provision for credit losses	(13,376)	(6,145)	(19,521)
Operating expenses	(43,156)	(11,955)	(55,111)
Segment profit (loss)	97,631	(5,591)	92,040

Segment assets	6,940,335	2,336,958	9,277,293
Segment liabilities	180,369	8,007,383	8,187,752

	December 31, 2021
	Commercial	Treasury	Total
Interest income	129,758	11,125	140,883
Interest expense	(648)	(53,453)	(54,101)
Inter-segment net interest income	(45,318)	45,318	—
Net interest income	83,792	2,990	86,782
Other income (expense), net	19,188	(1,764)	17,424
Total income	102,980	1,226	104,206

Provision for credit losses	(1,050)	(1,278)	(2,328)
Gain on non-financial assets, net	742	—	742
Operating expenses	(30,751)	(9,172)	(39,923)
Segment profit (loss)	71,921	(9,224)	62,697

Segment assets	5,931,201	2,098,492	8,029,693
Segment liabilities	219,505	6,812,455	7,031,960
28.    Business segment information (continued)

	December 31, 2020
	Commercial	Treasury	Total
Interest income	172,548	8,425	180,973
Interest expense	(690)	(87,833)	(88,523)
Inter-segment net interest income	(83,937)	83,937	—
Net interest income	87,921	4,529	92,450
Other income (expense), net	8,597	(1,890)	6,707
Total income	96,518	2,639	99,157

(Provision for) reversal of credit losses	1,889	(425)	1,464
Gain on non-financial assets, net	296	—	296
Operating expenses	(28,021)	(9,303)	(37,324)
Segment profit (loss)	70,682	(7,089)	63,593

Segment assets	4,989,009	1,293,081	6,282,090
Segment liabilities	92,309	5,139,955	5,232,264

Schedule of reconciliation of information on reportable segments
The following table shows the reconciliation of information by business segment:

	December 31,
	2022	2021	2020
Profit for the year	92,040	62,697	63,593

Assets:
Assets from reportable segments	9,277,293	8,029,693	6,282,090
Other assets - unallocated	6,617	8,418	6,808
Total	9,283,910	8,038,111	6,288,898

Liabilities:
Liabilities from reportable segments	8,187,752	7,031,960	5,232,264
Other liabilities - unallocated	26,811	14,361	18,714
Total	8,214,563	7,046,321	5,250,978

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country
The geographic information analyzes the Bank’s income and non-current assets by the Bank’s country of domicile and other countries. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2022	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Total
Total revenues	6,015	15,100	24,767	16,192	16,961	12,576	4,721	70,340	166,672
Non-current assets(1)	18,994	125	14	35	—	—	117	101	19,386

2021	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Total
Total revenues	5,872	9,802	17,318	12,116	10,862	8,990	5,454	33,792	104,206
Non-current assets(1)	18,795	138	75	51	—	—	157	158	19,374

2020	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Total
Total revenues	7,580	7,054	14,480	13,462	8,494	9,242	8,163	30,682	99,157
Non-current assets(1)	19,888	129	535	56	—	—	212	591	21,411
(1) Includes equipment and leasehold improvements, intangible assets and investment properties.